SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value
2024
Value of one ordinary share	$1.2
Dividend yield	0%
Expected volatility	72%
Risk-free interest rate	4.8%
Expected term	4 years
2024
Value of one ordinary share	$0.87
Dividend yield	0%
Expected volatility	75%
Risk-free interest rate	4.15%
Expected term	7 Years
2023
Value of one ordinary share	$3.59-$3.8
Dividend yield	0%
Expected volatility	55%-56%
Risk-free interest rate	3.97%-4.1%
Expected term	7 years

Schedule of Effect of Share-based Compensation Statements of Operations
	Year ended December 31
	2022	2023	2024
Research and development expenses	$665	$701	$267
General and administrative expenses	$862	$1,158	$519
	$1,527	$1,859	$786

Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
	Year ended December 31
	2023			2024
	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Number of options	Weighted average exercise price	Weighted average remaining contractual life
Options outstanding at the beginning of the year	1,864,377	$7.09	7.11	2,321,122	$6.57	6.54
Granted	749,750	$5.52	9.15	325,000	$1.17	7.08
Exercised	(168,151)	$2.8	-	-	-	-
Expired	(57,740)	$8.63	-	(172,584)	$10.86	-
Forfeited	(67,114)	$7.8	-	(297,459)	$5.5	-
Options outstanding at the end of the year	2,321,122	$6.57	6.54	2,176,079	$3.7	2.17
Options exercisable at the end of the year	1,547,237	$6.17	3.72	1,618,602	$6.88	3.93

Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
	December 31
	2024
	Number of options	Weighted average exercise price	Weighted average remaining contractual life
Options outstanding at the end of the year	198,575	$7.70	2.83
Options exercisable at the end of the year	198,575	$7.70	2.83